Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 9,231,856
Gross Unrealized Gains	198,440
Gross Unrealized Losses	(39,649)
Fair Value	9,390,647
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	810,057
Gross Unrealized Gains	47,859
Gross Unrealized Losses	(590)
Fair Value	857,326
Obligations of U.S. States and Political Subdivisions
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	250,008
Gross Unrealized Gains	5,638
Gross Unrealized Losses	(437)
Fair Value	255,209
All other corporate securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,279,391
Gross Unrealized Gains	132,480
Gross Unrealized Losses	(34,126)
Fair Value	7,377,745
Asset-backed securities ("ABS")
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	373,304
Gross Unrealized Gains	6,107
Gross Unrealized Losses	(2,408)
Fair Value	377,003
Commercial mortgage-backed securities ("CMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	331,041
Gross Unrealized Gains	3,507
Gross Unrealized Losses	(1,065)
Fair Value	333,483
Residential mortgage-backed securities ("RMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	188,055
Gross Unrealized Gains	2,849
Gross Unrealized Losses	(1,023)
Fair Value	189,881
Predecessor
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		284,928
Gross Unrealized Gains		10,004
Gross Unrealized Losses		(4,050)
Fair Value		290,882
Predecessor | All other corporate securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		190,186
Gross Unrealized Gains		5,784
Gross Unrealized Losses		(3,993)
Fair Value		191,977
Predecessor | Commercial mortgage-backed securities ("CMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		2,588
Gross Unrealized Gains		88
Fair Value		2,676
Predecessor | Residential mortgage-backed securities ("RMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		13,866
Gross Unrealized Gains		584
Fair Value		14,450
Predecessor | United States Government, Government Agencies and Authorities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		70,790
Gross Unrealized Gains		3,113
Gross Unrealized Losses		(57)
Fair Value		73,846
Predecessor | Municipal
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		2,499
Gross Unrealized Gains		270
Fair Value		2,769
Predecessor | Foreign government
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		4,999
Gross Unrealized Gains		165
Fair Value		$ 5,164